WARRANT DERIVATIVE LIABILITY - Assumptions Used to Calculate Fair Value of 2019 Warrants (Details) - 2019 Warrants [Member}	Dec. 31, 2020 USD ($) Y $ / shares	Dec. 31, 2019 $ / shares USD ($) Y	May 31, 2019 $ / shares Y USD ($)
Number of shares underlying the warrants
WARRANT DERIVATIVE LIABILITY
Measurement input used to calculate fair value of warrants | $	1,645,807	8,666,667	3,000,000
Current stock price
WARRANT DERIVATIVE LIABILITY
Measurement input used to calculate fair value of warrants	0.48	0.63	0.95
Exercise price
WARRANT DERIVATIVE LIABILITY
Measurement input used to calculate fair value of warrants	0.40	0.45	1.30
Expected volatility
WARRANT DERIVATIVE LIABILITY
Measurement input used to calculate fair value of warrants	108	124	133
Risk-free interest rate
WARRANT DERIVATIVE LIABILITY
Measurement input used to calculate fair value of warrants	0.36	1.69	1.93
Expected term (in years)
WARRANT DERIVATIVE LIABILITY
Measurement input used to calculate fair value of warrants | Y	3.41	4.41	5.00